UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, May 13, 2011

"Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 118

Form 13F Information Table Value Total: 242,706 (thousands)

List of Other Included Managers: None

                             TITLE OF                   VALUE                 SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP        (X1000)   SH/PRN AMT   PRN  CALL   DISCRETION  MANAGER    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                         COM           88579Y101      271       2,900    SH          Sole                    2,900
ABBOTT LABS                   COM           002824100      368       7,500    SH          Sole                    7,500
AES CORP                      COM           00130H105    3,540     272,300    SH          Sole                  272,300
ALLSTATE CORP                 COM           020002101      213       6,700    SH          Sole                    6,700
ALTRIA GROUP INC              COM           02209S103    5,781     222,100    SH          Sole                  222,100
AMERICAN EXPRESS CO           COM           025816109    3,991      88,307    SH          Sole                   88,307
AMERICAN INTL GROUP INC       COM NEW       026874784      253       7,200    SH          Sole                    7,200
AMGEN INC                     COM           031162100      246       4,600    SH          Sole                    4,600
APACHE CORP                   COM           037411105    6,029      46,050    SH          Sole                   46,050
APPLE INC                     COM           037833100    3,903      11,200    SH          Sole                   11,200
AT & T INC                    COM           00206R102    7,529     246,050    SH          Sole                  246,050
BANK NOVA SCOTIA HALIFAX      COM           064149107      281       4,600    SH          Sole                    4,600
BANK OF AMERICA CORPORATION   COM           060505104    1,603     120,245    SH          Sole                  120,245
BANK OF MONTREAL QUE          COM           063671101      214       3,300    SH          Sole                    3,300
BCE INC                       COM NEW       05534B760      228       6,300    SH          Sole                    6,300
BERKSHIRE HATHAWAY INC DEL    CL A          084670108    1,002           8    SH          Sole                        8
BOEING CO                     COM           097023105      325       4,400    SH          Sole                    4,400
BOSTON SCIENTIFIC CORP        COM           101137107       93      13,000    SH          Sole                   13,000
BRISTOL MYERS SQUIBB CO       COM           110122108      299      11,300    SH          Sole                   11,300
CA INC                        COM           12673P105    3,332     137,800    SH          Sole                  137,800
CANADIAN NATURAL RES LTD      COM           136385101    3,519      71,400    SH          Sole                   71,400
CARDINAL HEALTH INC           COM           14149Y108      243       5,900    SH          Sole                    5,900
CATERPILLAR INC DEL           COM           149123101      290       2,600    SH          Sole                    2,600
CHEVRON CORP NEW              COM           166764100    5,255      48,911    SH          Sole                   48,911
CISCO SYSTEMS INC             COM           17275R102      422      24,600    SH          Sole                   24,600
CITIGROUP INC                 COM           172967424    4,880   1,104,184    SH          Sole                1,104,184
COCA COLA CO                  COM           191216100    4,217      63,561    SH          Sole                   63,561
COMCAST CORP NEW              CL A          20030N101      358      14,500    SH          Sole                   14,500
CONOCOPHILLIPS                COM           20825C104    4,093      51,246    SH          Sole                   51,246
COSTCO WHOLESALE CORP NEW     COM           22160K105      213       2,900    SH          Sole                    2,900
CROWN HOLDINGS INC            COM           228368106    3,360      87,100    SH          Sole                   87,100
CVS CAREMARK CORPORATION      COM           126650100      312       9,100    SH          Sole                    9,100
DELL INC                      COM           24702R101      258      17,800    SH          Sole                   17,800
DEVON ENERGY CORP NEW         COM           25179M103      202       2,200    SH          Sole                    2,200
DISNEY WALT CO                COM DISNEY    254687106    4,751     110,266    SH          Sole                  110,266
DOLBY LABORATORIES INC        COM           25659T107    2,707      55,000    SH          Sole                   55,000
DOW CHEMICAL CO               COM           260543103      328       8,700    SH          Sole                    8,700
DU PONT E I DE NEMOURS & CO   COM           263534109      253       4,600    SH          Sole                    4,600
DUKE ENERGY CORP NEW          COM           26441C105      232      12,800    SH          Sole                   12,800
DUN & BRADSTREET CORP DEL NE  COM           26483E100    3,637      45,324    SH          Sole                   45,324
ECOPETROL S A                 SPONSORED ADS 279158109      383       9,200    SH          Sole                    9,200
EDWARDS LIFESCIENCES CORP     COM           28176E108    3,811      43,800    SH          Sole                   43,800
ENCANA CORP                   COM           292505104      290       8,400    SH          Sole                    8,400
EOG RES INC                   COM           26875P101    6,720      56,700    SH          Sole                   56,700
EXELON CORP                   COM           30161N101      235       5,700    SH          Sole                    5,700
EXPRESS SCRIPTS INC           COM           302182100    5,111      91,900    SH          Sole                   91,900
EXXON MOBIL CORP              COM           30231G102    2,492      29,625    SH          Sole                   29,625
FLEXTRONICS INTL LTD          ORD           Y2573F102       84      11,200    SH          Sole                   11,200
FORD MOTOR CO DEL             COM PAR $0.01 345370860      519      34,800    SH          Sole                   34,800
FREEPORT-MCMORAN COPPER & GO  COM           35671D857    5,027      90,496    SH          Sole                   90,496
GAP INC DEL                   COM           364760108    4,477     197,584    SH          Sole                  197,584
GENERAL DYNAMICS CORP         COM           369550108    4,162      54,368    SH          Sole                   54,368
GENERAL ELECTRIC CO           COM           369604103    2,125     106,000    SH          Sole                  106,000
GENON ENERGY INC              COM           37244E107       66      17,450    SH          Sole                   17,450
GILEAD SCIENCES INC           COM           375558103    5,135     120,913    SH          Sole                  120,913
GOLDMAN SACHS GROUP INC       COM           38141G104      555       3,500    SH          Sole                    3,500
GOOGLE INC                    CL A          38259P508    5,070       8,640    SH          Sole                    8,640
HEWLETT PACKARD CO            COM           428236103    5,357     130,750    SH          Sole                  130,750
HOME DEPOT INC                COM           437076102    5,104     137,735    SH          Sole                  137,735
HONEYWELL INTL INC            COM           438516106      221       3,700    SH          Sole                    3,700
INGERSOLL RAND PLC            SHS           G47791101    2,527      52,300    SH          Sole                   52,300
INTEL CORP                    COM           458140100      569      28,200    SH          Sole                   28,200
INTERNATIONAL BUSINESS MACHS  COM           459200101      734       4,500    SH          Sole                    4,500
JACOBS ENGR GROUP INC DEL     COM           469814107    4,731      91,991    SH          Sole                   91,991
JOHNSON & JOHNSON             COM           478160104      812      13,700    SH          Sole                   13,700
JPMORGAN CHASE & CO           COM           46625H100    8,027     174,121    SH          Sole                  174,121
KRAFT FOODS INC               CL A          50075N104      326      10,389    SH          Sole                   10,389
KROGER CO                     COM           501044101      211       8,800    SH          Sole                    8,800
LILLY ELI & CO                COM           532457108      274       7,800    SH          Sole                    7,800
LOCKHEED MARTIN CORP          COM           539830109      217       2,700    SH          Sole                    2,700
LOWES COMPANIES INC           COM           548661107      246       9,300    SH          Sole                    9,300
MANULIFE FINANCIAL CORP       COM           56501R106      268      15,200    SH          Sole                   15,200
MARATHON OIL CORP             COM           565849106      384       7,200    SH          Sole                    7,200
MCDONALDS CORP                COM           580135101      282       3,700    SH          Sole                    3,700
MCKESSON CORP                 COM           58155Q103      269       3,400    SH          Sole                    3,400
MEDCO HEALTH SOLUTIONS INC    COM           58405U102    6,907     122,992    SH          Sole                  122,992
MERCK & CO INC NEW            COM           58933Y105    4,307     130,488    SH          Sole                  130,488
METLIFE INC                   COM           59156R108    2,817      62,989    SH          Sole                   62,989
MICROSOFT CORP                COM           594918104    6,239     245,718    SH          Sole                  245,718
MORGAN STANLEY                COM NEW       617446448      399      14,600    SH          Sole                   14,600
NEWS CORP                     CL A          65248E104      229      13,000    SH          Sole                   13,000
OCCIDENTAL PETE CORP DEL      COM           674599105      313       3,000    SH          Sole                    3,000
ORACLE CORP                   COM           68389X105      284       8,500    SH          Sole                    8,500
PEABODY ENERGY CORP           COM           704549104    2,920      40,572    SH          Sole                   40,572
PEPSICO INC                   COM           713448108    4,729      73,416    SH          Sole                   73,416
PFIZER INC                    COM           717081103    1,188      58,485    SH          Sole                   58,485
PHILIP MORRIS INTL INC        COM           718172109    6,084      92,708    SH          Sole                   92,708
PNC FINL SVCS GROUP INC       COM           693475105    5,488      87,128    SH          Sole                   87,128
PROCTER & GAMBLE CO           COM           742718109      801      13,000    SH          Sole                   13,000
PRUDENTIAL FINL INC           COM           744320102      222       3,600    SH          Sole                    3,600
QUALCOMM INC                  COM           747525103      219       4,000    SH          Sole                    4,000
QWEST COMMUNICATIONS INTL IN  COM           749121109       86      12,600    SH          Sole                   12,600
REGIONS FINANCIAL CORP NEW    COM           7591EP100      107      14,800    SH          Sole                   14,800
ROYAL BK CDA MONTREAL QUE     COM           780087102      395       6,400    SH          Sole                    6,400
SEARS HOLDINGS CORP           COM           812350106      215       2,600    SH          Sole                    2,600
SOUTHERN CO                   COM           842587107      210       5,500    SH          Sole                    5,500
SPRINT NEXTEL CORP            COM SER 1     852061100      275      59,200    SH          Sole                   59,200
SUNCOR ENERGY INC NEW         COM           867224107    5,657     126,563    SH          Sole                  126,563
SUPERVALU INC                 COM           868536103      121      13,500    SH          Sole                   13,500
TARGET CORP                   COM           87612E106    3,903      78,036    SH          Sole                   78,036
TEXTRON INC                   COM           883203101    4,709     171,907    SH          Sole                  171,907
TIME WARNER CABLE INC         COM           88732J207      288       4,035    SH          Sole                    4,035
TIME WARNER INC               COM NEW       887317303      369      10,333    SH          Sole                   10,333
TORONTO DOMINION BANK ONT     COM NEW       891160509    5,884      66,712    SH          Sole                   66,712
TRAVELERS COMPANIES INC       COM           89417E109      238       4,000    SH          Sole                    4,000
UNITED PARCEL SERVICE INC     CL B          911312106      334       4,500    SH          Sole                    4,500
UNITED TECHNOLOGIES CORP      COM           913017109      347       4,100    SH          Sole                    4,100
UNITEDHEALTH GROUP INC        COM           91324P102      339       7,500    SH          Sole                    7,500
US BANCORP DEL                COM NEW       902973304      328      12,400    SH          Sole                   12,400
VALERO ENERGY CORP NEW        COM           91913Y100      358      12,000    SH          Sole                   12,000
VERIZON COMMUNICATIONS INC    COM           92343V104    1,164      30,200    SH          Sole                   30,200
VISA INC                      COM CL A      92826C839    3,437      46,685    SH          Sole                   46,685
WAL MART STORES INC           COM           931142103    1,494      28,700    SH          Sole                   28,700
WALGREEN CO                   COM           931422109      209       5,200    SH          Sole                    5,200
WELLPOINT INC                 COM           94973V107    5,618      80,500    SH          Sole                   80,500
WELLS FARGO & CO NEW          COM           949746101      842      26,556    SH          Sole                   26,556
XEROX CORP                    COM           984121103    3,121     293,017    SH          Sole                  293,017
XILINX INC                    COM           983919101    3,662     111,658    SH          Sole                  111,658

                                            TOTAL      242,706